Income taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Gain (loss) on change in the fair value of equity investments of FVTOCI	$ 50.5	$ 11.4
Currency translation adjustment	19.6	32.3
Other comprehensive income (loss)	70.1	43.7
Gain (loss) on change in the fair value of equity investments at FVTOCI	(6.7)	(1.5)
Other comprehensive income (loss)	(6.7)	(1.5)
Deferred tax	(6.7)	(1.5)
Tax expense in other comprehensive income	(6.7)	(1.5)
Gain (loss) on change in the fair value equity investments at FVTOCI	43.8	9.9
Currency translation adjustment	19.6	32.3
Other comprehensive income	$ 63.4	$ 42.2